Income Tax - Summary of Income Tax in Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax expense and deferred taxes [line items]
Deferred taxation	¥ 4,640	¥ 5,436	¥ 3,282
Actual income tax expense	6,307	6,322	6,810
PRC [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income tax	1,532	781	3,408
Other tax jurisdictions [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income tax	¥ 135	¥ 105	¥ 120